Basis of Presentation	6 Months Ended
Jun. 30, 2020
Basis of Presentation
Basis of Presentation

2. Basis of Presentation

These unaudited condensed consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”). Certain information and footnote disclosures required by IFRS for a complete set of annual financial statements have been omitted, and, therefore, these unaudited condensed consolidated financial statements should be read in conjunction with the Group’s annual consolidated financial statements as of and for the year ended December 31, 2019 filed with the SEC on March 6, 2020.

The critical accounting judgments and key sources of estimation uncertainty were disclosed in the Company’s annual consolidated financial statements for the year ended December 31, 2019 and remain unchanged.

The unaudited condensed consolidated financial statements are expressed in U.S. dollars (“USD”), which is the functional currency of all of the subsidiaries in the Group because their vessels operate in international shipping markets in which revenues and expenses are primarily settled in USD, and the Group’s most significant assets and liabilities are paid for and settled in USD.

The financial statements are prepared on the historical cost basis, except for the revaluation of derivative financial instruments. The same accounting policies and methods of computation have been followed in these unaudited condensed consolidated financial statements as were applied in the preparation of the Group’s financial statements for the year ended December 31, 2019.

On August 5, 2020, GasLog's board of directors authorized the unaudited condensed consolidated financial statements for issuance.

As of June 30, 2020, GasLog's current assets totaled $249,761, while current liabilities totaled $662,535 (including $332,177 in July 2020) (Note 22), resulting in a negative working capital position of $412,774. In considering going concern, management has reviewed the Company's future cash requirements, covenant compliance and earnings projections, incorporating the negative impact of the COVID-19 pandemic on near-term market rates.

Management monitors the Company’s liquidity position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuilding and debt service commitments, and to monitor compliance with the financial covenants within its loan and bond facilities. Taking into account current and expected volatile commercial and financial market conditions, management anticipates that our primary sources of funds over the next 12 months will be available cash, cash from operations and existing borrowings, including the credit agreements entered into on July 16, 2020 and July 30, 2020, which refinanced in full the debt maturities due in 2021. Management believes that these anticipated sources of funds will be sufficient for the Company to meet its liquidity needs and to comply with its banking covenants for at least 12 months from the end of the reporting period and therefore it is appropriate to prepare the financial statements on a going concern basis. Additionally, the Company may enter into new debt facilities in the future, as well as public and/or private equity or debt instruments, although there can be no assurance that the Company will be able to obtain additional debt or equity financing on terms acceptable to the Company,  which will also depend on financial, commercial and other factors, as well as a significant recovery in capital market conditions, that are beyond the Company's control.

The Company continues its constant review of the possible implications of the COVID-19 outbreak and the associated effects on the LNG shipping market to allow current assessments of the impact of the virus to be incorporated into the latest full-year estimates in order to identify risks to future liquidity and covenant compliance and to enable management to take corrective actions, if required.

Adoption of new and revised IFRS

(a) Standards and interpretations adopted in the current period

At the date of authorization of these unaudited condensed consolidated financial statements, there were no IFRS standards and amendments adopted in the current period with a material effect on the Group’s financial statements.

(b) Standards and amendments in issue not yet adopted

In January 2020, the IASB issued a narrow-scope amendment to IAS 1 Presentation of Financial Statements, to clarify that liabilities are classified as either current or non-current, depending on the rights that exist at the end of the reporting period. Classification is unaffected by the expectations of the entity or events after the reporting date (for example, the receipt of a waiver or a breach of covenant). The amendment also defines the “settlement” of a liability as the extinguishment of a liability with cash, other economic resources or an entity’s own equity instruments. The amendment will be effective for annual periods beginning on or after January 1, 2022 and should be applied retrospectively in accordance with IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors. Earlier application is permitted. Management anticipates that this amendment will not have a material impact on the Group’s financial statements.